UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-719
                                   -------

 Value Line Premier Growth Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: December 31, 2006
                          -----------------

Item I.  Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 12/31/06 is included with this Form.

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                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                December 31, 2006
--------------------------------------------------------------------------------



                      Value Line Premier Growth Fund, Inc.



                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line Premier Growth Fund, Inc.

                                                       To Our Value Line Premier
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Premier Growth Fund (the "Fund") earned a total return of 10.68% in 2006, versus a total return of 15.79% for the Standard & Poor's 500(1).

For the five years ended December 31, 2006, your Fund earned an average annual total return of 9.95%, versus 6.19% for the S&P 500. For ten years, the Fund earned an annualized 13.09% return, versus 8.42% for the S&P 500.

The Fund continued to do well versus its peer group, the Lipper
Mid-Capitalization Growth Category(2). For the 2006 year, according to mutual fund analysis company Lipper Inc., the Fund ranked in the top 29% of its category. Looking at the longer term, the Fund ranks in the top 11% for the five years ending December 31, 2006, and in the top 3% for ten years.

Our disciplined strategy is responsible for the rewarding results. We focus on stocks with strong earnings momentum and strong stock price momentum. In addition, we favor stocks with a multi-year history of consistent growth. Most important, we emphasize defense as well as offense, quickly selling any holding that no longer meets our criteria. With approximately 400 holdings in the portfolio, we do not form attachments to any particular stock. Laggards are rapidly replaced with issues showing superior momentum.

Representatives of nearly all economic sectors and a variety of company sizes are included in the Fund. No single holding accounts for as much as 1% of assets, translating into wide portfolio diversification. By market capitalization, the year-end breakdown of stockholdings was 35% large-cap, 50% mid-cap, and 15% small-cap.

Your Fund celebrated its 50th anniversary in the past year, and Steve Grant has now been the lead portfolio manager for over ten years. We believe our disciplined investment process will continue to serve you well. Thank you for investing with us.

                                Sincerely,


                                /s/ Jean Bernhard Buttner
                                Jean Bernhard Buttner
                                Chairman and President

January 31, 2007

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Lipper Mid-Cap Growth Fund Index is a composite of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Mid-Cap 400 Index.


--------------------------------------------------------------------------------
2

                                            Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed markedly over the final three quarters of 2006, with growth decelerating from 5.6% in the opening period, to 2.6% in the second three months, and to just 2.0% and 2.2%, respectively, during the year's closing two quarters. Further Federal Reserve monetary tightening and soaring oil prices were initially responsible for the sharp slowdown in the nation's gross domestic product growth. Later on it was a downward spiral in the housing market that proved to be the primary culprit.

Now, as we start a new year, we find that the Fed is still on hold: oil prices seem to be stabilizing in the $55-$65 a barrel range: and there are signs that the aggregate economy is pressing forward at a modest, but seemingly sustainable, rate of 2.5%, or so. In our view, such a rate of GDP growth would allow corporate earnings to move modestly higher, but would be insufficient to push inflation up sharply.

Helping to sustain this prospective level of economic growth should be solid levels of activity in the retail sector, comparative stability in oil prices, and a steady monetary course at the Federal Reserve. The nation's business expansion is likely to be restrained, however, by weak housing demand, softness in the auto sector, and sluggish industrial activity.

Gross domestic product growth along these lines and accompanying subdued inflation probably would have positive ramifications for the stock and bond markets.

--------------------------------------------------------------------------------
Performance data shown represents past performance and is no guarantee of future results. Investment return and principle value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit vlfunds.com for most recent month-end performance.


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                                                                               3

Value Line Premier Growth Fund, Inc.


--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      7/1/06 thru
                                                          7/1/06           12/31/06          12/31/06
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $ 1,039.80          $ 6.32
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,019.00          $ 6.26

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 184/365 to reflLect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                            Value Line Premier Growth Fund, Inc.
--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Premier Growth Fund, Inc. to that of the S&P 500 Index. The Value Line Premier Growth Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

            Comparison of a Change in Value of a $10,000 Investment in the Value Line Premier Growth Fund, Inc. and the S&P 500 Index*

      [THE FOLLOWING WAS DEPICTED BY A LINE CHART IN THE PRINTED MATERIAL]

                                 Value Line
                                Premier Growth          S&P 500
                                  Fund, Inc.          Stock Index
                                --------------        -----------
                1/1/1997            10,000              10,000
               3/31/1997             9,543              10,267
               6/30/1997            11,207              12,059
               9/30/1997            13,666              12,963
              12/31/1997            13,210              13,336
               3/31/1998            15,545              15,196
               6/30/1998            15,892              15,698
               9/30/1998            13,456              14,136
              12/31/1998            17,157              17,146
               3/31/1999            17,952              18,001
               6/30/1999            19,958              19,270
               9/30/1999            20,075              18,066
              12/31/1999            27,736              20,755
               3/31/2000            31,135              21,231
               6/30/2000            29,978              20,666
               9/30/2000            31,360              20,466
              12/31/2000            25,856              18,865
               3/31/2001            20,619              16,628
               6/30/2001            23,046              17,601
               9/30/2001            19,071              15,018
              12/31/2001            21,293              16,623
               3/31/2002            21,551              16,669
               6/30/2002            20,450              14,435
               9/30/2002            18,124              11,941
              12/31/2002            18,068              12,949
               3/31/2003            17,877              12,541
               6/30/2003            19,899              14,472
               9/30/2003            21,169              14,854
              12/31/2003            23,416              16,663
               3/31/2004            24,956              16,945
               6/30/2004            25,315              17,237
               9/30/2004            24,855              16,914
              12/31/2004            27,729              18,475
               3/31/2005            27,283              18,079
               6/30/2005            28,359              18,326
               9/30/2005            30,201              18,987
              12/31/2005            30,916              19,383
               3/31/2006            33,911              20,199
               6/30/2006            32,909              19,909
               9/30/2006            32,329              21,036
              12/31/2006            34,219              22,445

* The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger capitalization stocks traded in the United States.

      The return for the index does not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                     Average Annual     Growth of an Assumed
                                      Total Return      Investment of $10,000
                                    ----------------   ----------------------
1 year ended 12/31/06 ...........         10.68%               $11,068
5 years ended 12/31/06 ..........          9.95%               $16,071
10 years ended 12/31/06 .........         13.09%               $34,219

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
                                                                               5

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at December 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                       Percentage of
Issue                                                      Shares         Value         Net Assets
------------------------------------------------------   ---------   --------------   --------------
Hansen Natural Corp. .................................    120,000     $ 4,041,600           0.83%
Tenaris S.A. (ADR) ...................................     77,500     $ 3,866,475           0.79%
Cognizant Technology Solutions Corp. Class A .........     50,000     $ 3,858,000           0.79%
Sonic Corp. ..........................................    126,562     $ 3,031,160           0.62%
Celgene Corp. ........................................     52,000     $ 2,991,560           0.61%
Landstar System, Inc. ................................     76,000     $ 2,901,680           0.59%
Henry Schein, Inc. ...................................     56,000     $ 2,742,880           0.56%
Penn National Gaming, Inc. ...........................     64,000     $ 2,663,680           0.54%
Sears Holdings Corp. .................................     15,400     $ 2,586,122           0.53%
NII Holdings, Inc. Class B ...........................     39,000     $ 2,513,160           0.51%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

Common Stocks                             93.0%
Cash & Other                               7.0%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities


[THE FOLLOWING WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL]

Consumer, Non-cyclical                    20.2%
Industrial                                19.2%
Financial                                 18.6%
Consumer, Cyclical                        15.6%
Communications                             7.1%
Energy                                     6.3%
Technology                                 5.1%
Basic Materials                            5.0%
Utilities                                  2.7%
Diversified                                0.2%


--------------------------------------------------------------------------------
6

                                            Value Line Premier Growth Fund, Inc.

Schedule of Investments                                        December 31, 2006
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.0%)
             ADVERTISING (0.6%)
     31,000  aQuantive, Inc.* ..................................  $     764,460
     15,000  Focus Media Holding Ltd. ADR* .....................        995,850
     17,000  R.H. Donnelley Corp.* .............................      1,066,410
                                                                  -------------
                                                                      2,826,720
             AEROSPACE/DEFENSE (2.5%)
     28,000  Armor Holdings, Inc.* .............................      1,535,800
     36,000  BE Aerospace, Inc.* ...............................        924,480
     13,000  Boeing Co. (The) ..................................      1,154,920
     12,989  DRS Technologies, Inc. ............................        684,261
     12,200  Esterline Technologies Corp.* .....................        490,806
     15,600  General Dynamics Corp. ............................      1,159,860
     12,500  L-3 Communications Holdings, Inc.                        1,022,250
     11,000  Lockheed Martin Corp. .............................      1,012,770
     23,800  Precision Castparts Corp. .........................      1,863,064
     19,600  Rockwell Collins, Inc. ............................      1,240,484
     27,000  Teledyne Technologies, Inc.* ......................      1,083,510
                                                                  -------------
                                                                     12,172,205
             AIR TRANSPORT (0.4%)
      9,000  FedEx Corp. .......................................        977,580
     21,300  Lan Airlines S.A. ADR .............................      1,169,157
                                                                  -------------
                                                                      2,146,737
             APPAREL (1.3%)
     18,000  Gildan Activewear, Inc. Class A* ..................        839,340
     23,000  Guess?, Inc.* .....................................      1,458,890
     30,000  Phillips-Van Heusen Corp. .........................      1,505,100
     19,800  Polo Ralph Lauren Corp. Class A ...................      1,537,668
     15,000  VF Corp. ..........................................      1,231,200
                                                                  -------------
                                                                      6,572,198
             AUTO & TRUCK (0.2%)
     21,000  Oshkosh Truck Corp. ...............................      1,016,820
             AUTO PARTS (0.7%)
     13,000  Autoliv, Inc. .....................................        783,900
     16,000  BorgWarner, Inc. ..................................        944,320
     20,000  Johnson Controls, Inc. ............................      1,718,400
                                                                  -------------
                                                                      3,446,620
             BANK (2.3%)
     35,000  Bancolombia S.A. ADR ..............................      1,090,250
     25,000  Bank of Hawaii Corp. ..............................      1,348,750
     39,000  Colonial BancGroup, Inc. (The) ....................      1,003,860
     21,000  Compass Bancshares, Inc. ..........................      1,252,650
     32,000  ICICI Bank Ltd. ADR ...............................      1,335,680
      5,000  Kookmin Bank ADR* .................................        403,200
      8,600  M&T Bank Corp. ....................................      1,050,576
     17,500  Mercantile Bankshares Corp. .......................        818,825
     22,000  SVB Financial Group* ..............................      1,025,640
     30,000  Wells Fargo & Co. .................................      1,066,800
     19,000  Wilmington Trust Corp. ............................        801,230
                                                                  -------------
                                                                     11,197,461
             BANK -- CANADIAN (0.6%)
     13,300  Bank of Montreal ..................................        787,227
     17,300  Bank of Nova Scotia ...............................        775,040
     23,400  Royal Bank of Canada ..............................      1,115,010
      7,400  Toronto-Dominion Bank (The) .......................        443,038
                                                                  -------------
                                                                      3,120,315
             BANK -- FOREIGN (0.7%)
     65,500  Banco Itau Holding Financeira S.A.
               ADR .............................................      2,367,825
     53,000  Banco Santander Central Hispano
               S.A. ADR ........................................        988,980
      5,500  Banco Santander Chile S.A. ADR ....................        264,880
                                                                  -------------
                                                                      3,621,685
             BANK -- MIDWEST (0.6%)
     18,690  Commerce Bancshares, Inc. .........................        904,783
     21,000  Marshall & Ilsley Corp. ...........................      1,010,310
     17,900  Northern Trust Corp. ..............................      1,086,351
                                                                  -------------
                                                                      3,001,444
             BEVERAGE -- ALCOHOLIC (0.2%)
     13,600  Brown-Forman Corp. Class B ........................        900,864


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               7

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
             BEVERAGE -- SOFT DRINK (1.5%)
     29,000  Companhia de Bebidas das
               Americas ADR ....................................  $   1,415,200
     10,000  Fomento Economico Mexicano
               S.A.B. de C.V. ADR Unit 1
               Ser. B ..........................................      1,157,600
    120,000  Hansen Natural Corp.* .............................      4,041,600
     15,000  PepsiCo, Inc. .....................................        938,250
                                                                  -------------
                                                                      7,552,650
             BIOTECHNOLOGY (0.5%)
     18,000  Techne Corp.* .....................................        998,100
     17,800  United Therapeutics Corp.* ........................        967,786
     14,000  Vertex Pharmaceuticals, Inc.* .....................        523,880
                                                                  -------------
                                                                      2,489,766
             BUILDING MATERIALS (1.0%)
      7,400  Fluor Corp. .......................................        604,210
      2,000  Granite Construction, Inc. ........................        100,640
     20,000  Jacobs Engineering Group, Inc.* ...................      1,630,800
     17,000  NCI Building Systems, Inc.* .......................        879,750
     24,000  Simpson Manufacturing Company,
               Inc. ............................................        759,600
     18,300  Washington Group International,
               Inc.* ...........................................      1,094,157
                                                                  -------------
                                                                      5,069,157
             CABLE TV (0.6%)
     25,000  Comcast Corp. Class A* ............................      1,058,250
     18,900  Rogers Communications, Inc.
               Class B .........................................      1,126,440
     20,300  Shaw Communications, Inc.
               Class B .........................................        643,713
                                                                  -------------
                                                                      2,828,403
             CANADIAN ENERGY (1.2%)
     23,000  Nexen, Inc. .......................................      1,265,000
      7,000  Petro-Canada ......................................        287,280
     28,000  Suncor Energy, Inc. ...............................      2,209,480
     77,000  Talisman Energy, Inc. .............................      1,308,230
     26,000  TransCanada Corp. .................................        908,700
                                                                  -------------
                                                                      5,978,690
             CEMENT & AGGREGATES (1.0%)
     30,000  Cemex S.A. de C.V. ADR* ...........................      1,016,400
     24,900  Eagle Materials, Inc. .............................      1,076,427
     10,650  Florida Rock Industries, Inc. .....................        458,483
     12,000  Martin Marietta Materials, Inc. ...................      1,246,920
     11,000  Vulcan Materials Co. ..............................        988,570
                                                                  -------------
                                                                      4,786,800
             CHEMICAL -- DIVERSIFIED (0.9%)
     15,000  Air Products & Chemicals, Inc. ....................      1,054,200
     22,000  Albemarle Corp. ...................................      1,579,600
      6,000  Bayer AG ADR ......................................        320,160
     28,000  Monsanto Co. ......................................      1,470,840
      1,600  Veolia Environnement ADR ..........................        120,416
                                                                  -------------
                                                                      4,545,216
             CHEMICAL -- SPECIALTY (1.5%)
     29,000  Airgas, Inc. ......................................      1,175,080
     26,000  Ecolab, Inc. ......................................      1,175,200
      9,000  H.B. Fuller Co. ...................................        232,380
     30,000  Praxair, Inc. .....................................      1,779,900
      8,000  Sherwin-Williams Co. (The) ........................        508,640
     15,000  Sigma-Aldrich Corp. ...............................      1,165,800
     36,800  Syngenta AG ADR ...................................      1,366,752
                                                                  -------------
                                                                      7,403,752
             COAL (0.9%)
     46,750  Joy Global, Inc. ..................................      2,259,895
     53,200  Peabody Energy Corp. ..............................      2,149,812
                                                                  -------------
                                                                      4,409,707
             COMPUTER & PERIPHERALS (0.4%)
     32,000  Hewlett-Packard Co. ...............................      1,318,080
     14,000  MICROS Systems, Inc.* .............................        737,800
                                                                  -------------
                                                                      2,055,880
             COMPUTER SOFTWARE &
               SERVICES (2.3%)
     28,000  Accenture Ltd. Class A ............................      1,034,040
     30,000  ANSYS, Inc.* ......................................      1,304,700

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
     50,000  Cognizant Technology Solutions
               Corp. Class A* ..................................  $   3,858,000
     17,000  DST Systems, Inc.* ................................      1,064,710
     28,400  Infosys Technologies Ltd. ADR .....................      1,549,504
     17,000  SEI Investments Co. ...............................      1,012,520
     20,000  Transaction Systems Architects,
               Inc.* ...........................................        651,400
     48,800  Trident Microsystems, Inc.* .......................        887,184
                                                                  -------------
                                                                     11,362,058
             DIVERSIFIED COMPANIES (2.8%)
     85,000  ABB Ltd. ADR ......................................      1,528,300
     24,000  Acuity Brands, Inc. ...............................      1,248,960
     33,000  AMETEK, Inc. ......................................      1,050,720
     18,300  Brink's Co. (The) .................................      1,169,736
     23,250  Brookfield Asset Management, Inc.
               Class A .........................................      1,120,185
     16,000  Danaher Corp. .....................................      1,159,040
     24,000  ESCO Technologies, Inc.* ..........................      1,090,560
      9,600  Fortune Brands, Inc. ..............................        819,744
     17,200  ITT Corp. .........................................        977,304
     27,750  McDermott International, Inc.* ....................      1,411,365
     11,500  Textron, Inc. .....................................      1,078,355
     17,000  United Technologies Corp. .........................      1,062,840
                                                                  -------------
                                                                     13,717,109
             DRUG (2.0%)
      8,600  Allergan, Inc. ....................................      1,029,764
     22,000  Amylin Pharmaceuticals, Inc.* .....................        793,540
     52,000  Celgene Corp.* ....................................      2,991,560
     18,400  Covance, Inc.* ....................................      1,083,944
     12,700  Genzyme Corp.* ....................................        782,066
     21,000  Gilead Sciences, Inc.* ............................      1,363,530
     24,500  Immucor, Inc.* ....................................        716,135
     32,000  Pharmaceutical Product
               Development, Inc. ...............................      1,031,040
                                                                  -------------
                                                                      9,791,579
             E-COMMERCE (0.7%)
     39,000  Akamai Technologies, Inc.* ........................      2,071,680
     30,000  Salesforce.com, Inc.* .............................      1,093,500
                                                                  -------------
                                                                      3,165,180
             EDUCATIONAL SERVICES (0.2%)
     15,500  ITT Educational Services, Inc.* ...................      1,028,735
             ELECTRICAL EQUIPMENT (2.4%)
     11,600  Cooper Industries Ltd. Class A ....................      1,048,988
     24,000  Emerson Electric Co. ..............................      1,058,160
     24,000  Garmin Ltd. .......................................      1,335,840
     27,000  General Cable Corp.* ..............................      1,180,170
     24,000  Harman International Industries,
               Inc. ............................................      2,397,840
     14,000  Rockwell Automation, Inc. .........................        855,120
     21,500  Thomas & Betts Corp.* .............................      1,016,520
     20,800  Trimble Navigation Ltd.* ..........................      1,055,184
     27,700  WESCO International, Inc.* ........................      1,629,037
                                                                  -------------
                                                                     11,576,859
             ELECTRICAL UTILITY -- CENTRAL (0.6%)
     13,000  Entergy Corp. .....................................      1,200,160
     34,000  TXU Corp. .........................................      1,843,140
                                                                  -------------
                                                                      3,043,300
             ELECTRICAL UTILITY -- EAST (0.4%)
     18,000  Exelon Corp. ......................................      1,114,020
     17,000  FirstEnergy Corp. .................................      1,025,100
                                                                  -------------
                                                                      2,139,120
             ELECTRICAL UTILITY -- WEST (0.2%)
     18,500  Sempra Energy .....................................      1,036,740
             ELECTRONICS (1.0%)
     20,400  Amphenol Corp. Class A ............................      1,266,432
     24,700  Diodes, Inc.* .....................................        876,356
     26,500  Harris Corp. ......................................      1,215,290
     31,000  MEMC Electronic Materials, Inc.* ..................      1,213,340
      9,000  Rogers Corp.* .....................................        532,350
                                                                  -------------
                                                                      5,103,768


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
             ENTERTAINMENT (0.2%)
     15,100  Central European Media Enterprises
               Ltd. Class A* ...................................  $   1,057,000
             ENTERTAINMENT TECHNOLOGY (0.1%)
     21,000  Scientific Games Corp. Class A* ...................        634,830
             ENVIRONMENTAL (0.9%)
     25,000  Republic Services, Inc. ...........................      1,016,750
     18,300  Stericycle, Inc.* .................................      1,381,650
     25,200  Waste Connections, Inc.* ..........................      1,047,060
     28,000  Waste Management, Inc. ............................      1,029,560
                                                                  -------------
                                                                      4,475,020
             FINANCIAL SERVICES --
               DIVERSIFIED (4.4%)
     12,000  Affiliated Managers Group, Inc.* ..................      1,261,560
     12,000  Ambac Financial Group, Inc. .......................      1,068,840
     15,500  American Express Co. ..............................        940,385
     20,000  Barclays PLC ADR ..................................      1,162,800
     10,700  BlackRock, Inc. Class A ...........................      1,625,330
     42,000  Brown & Brown, Inc. ...............................      1,184,820
     19,000  CIT Group, Inc. ...................................      1,059,630
      2,000  Credicorp Ltd. ....................................         81,880
     34,000  Eaton Vance Corp. .................................      1,122,340
     15,961  Fidelity National Information
             Services, Inc. ....................................        639,876
      9,000  Franklin Resources, Inc. ..........................        991,530
     28,200  Global Payments, Inc. .............................      1,305,660
     18,300  HDFC Bank Ltd. ADR ................................      1,381,284
     38,000  Leucadia National Corp. ...........................      1,071,600
     33,000  MoneyGram International, Inc. .....................      1,034,880
     23,000  Nuveen Investments, Inc. Class A ..................      1,193,240
     19,000  Principal Financial Group, Inc. ...................      1,115,300
     21,000  ProAssurance Corp.* ...............................      1,048,320
     24,000  T. Rowe Price Group, Inc. .........................      1,050,480
     18,000  UBS AG ............................................      1,085,940
                                                                  -------------
                                                                     21,425,695
             FOOD PROCESSING (1.9%)
     14,400  Bunge Ltd. ........................................      1,044,144
     24,000  Dean Foods Co.* ...................................      1,014,720
     37,500  Flowers Foods, Inc. ...............................      1,012,125
     30,300  Groupe Danone ADR .................................        987,780
     25,000  Herbalife Ltd.* ...................................      1,004,000
     21,000  Hormel Foods Corp. ................................        784,140
     20,000  Ralcorp Holdings, Inc.* ...........................      1,017,800
     41,000  United Natural Foods, Inc.* .......................      1,472,720
     19,000  Wm. Wrigley Jr. Co. ...............................        982,680
                                                                  -------------
                                                                      9,320,109
             FOREIGN TELECOMMUNICATIONS
               (0.3%)
     34,000  America Movil SAB. de C.V. Ser. L
               ADR .............................................      1,537,480
             HEALTH CARE INFORMATION
               SYSTEMS (0.3%)
     46,000  Allscripts Healthcare Solutions,
               Inc.* ...........................................      1,241,540
             HOME APPLIANCES (0.4%)
     40,000  Toro Co. (The) ....................................      1,865,200
             HOME BUILDING (0.3%)
     25,600  Forest City Enterprises, Inc.
               Class A .........................................      1,495,040
             HOTEL/GAMING (2.1%)
      7,000  Boyd Gaming Corp. .................................        317,170
     36,000  Choice Hotels International, Inc. .................      1,515,600
     19,200  Gaylord Entertainment Co.* ........................        977,856
      2,000  InterContinental Hotels Group PLC
               ADR .............................................         50,500
     27,000  International Game Technology .....................      1,247,400
     24,500  Marriott International, Inc. Class A ..............      1,169,140
     10,000  MGM MIRAGE* .......................................        573,500
     64,000  Penn National Gaming, Inc.* .......................      2,663,680
     23,000  Station Casinos, Inc. .............................      1,878,410
                                                                  -------------
                                                                     10,393,256
             HOUSEHOLD PRODUCTS (0.4%)
     24,200  Church & Dwight Company, Inc. .....................      1,032,130
     22,000  Scotts Miracle-Gro Co. (The)
              Class A ..........................................      1,136,300
                                                                  -------------
                                                                      2,168,430


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
             HUMAN RESOURCES (0.2%)
     25,300  Watson Wyatt Worldwide, Inc.
               Class A .........................................  $   1,142,295
             INDUSTRIAL SERVICES (2.5%)
     28,250  Aaron Rents, Inc. Class B .........................        813,035
     26,000  Amdocs Ltd.* ......................................      1,007,500
     30,000  C.H. Robinson Worldwide, Inc. .....................      1,226,700
     48,000  CB Richard Ellis Group, Inc.
               Class A* ........................................      1,593,600
     31,500  Corrections Corp. of America* .....................      1,424,745
     20,000  EMCOR Group, Inc.* ................................      1,137,000
     34,000  Expeditors International of
               Washington, Inc. ................................      1,377,000
     23,000  Iron Mountain, Inc.* ..............................        950,820
     21,400  Laidlaw International, Inc. .......................        651,202
     22,400  URS Corp.* ........................................        959,840
     22,500  World Fuel Services Corp. .........................      1,000,350
                                                                  -------------
                                                                     12,141,792
             INFORMATION SERVICES (1.2%)
     19,000  Alliance Data Systems Corp.* ......................      1,186,930
     11,700  Corporate Executive Board Co.
               (The) ...........................................      1,026,090
     14,000  Dun & Bradstreet Corp. (The)* .....................      1,159,060
     28,000  Equifax, Inc. .....................................      1,136,800
     21,000  FactSet Research Systems, Inc. ....................      1,186,080
      7,600  IHS, Inc. Class A* ................................        300,048
                                                                  -------------
                                                                      5,995,008
             INSURANCE -- LIFE (1.2%)
     20,600  AFLAC, Inc. .......................................        947,600
     28,650  Delphi Financial Group, Inc.
               Class A .........................................      1,159,179
     34,000  Manulife Financial Corp. ..........................      1,148,860
     20,000  MetLife, Inc. .....................................      1,180,200
     11,700  Prudential Financial, Inc. ........................      1,004,562
      6,000  Torchmark Corp. ...................................        382,560
                                                                  -------------
                                                                      5,822,961
             INSURANCE -- PROPERTY &
               CASUALTY (3.0%)
     13,000  ACE Ltd. ..........................................        787,410
     18,000  Allstate Corp. (The) ..............................      1,171,980
     15,000  Arch Capital Group Ltd.* ..........................      1,014,150
     25,000  Assurant, Inc. ....................................      1,381,250
     55,687  Berkley (W.R.) Corp. ..............................      1,921,758
     20,000  Chubb Corp. (The) .................................      1,058,200
     15,117  Fidelity National Financial, Inc.
               Class A .........................................        360,994
     33,750  HCC Insurance Holdings, Inc. ......................      1,083,038
      3,000  Markel Corp.* .....................................      1,440,300
     24,250  Old Republic International Corp. ..................        564,540
      8,800  RLI Corp. .........................................        496,496
     16,500  SAFECO Corp. ......................................      1,032,075
     24,100  Sun Life Financial, Inc. ..........................      1,020,635
     23,550  Zenith National Insurance Corp. ...................      1,104,730
                                                                  -------------
                                                                     14,437,556
             INTERNET (0.8%)
     43,000  E*Trade Financial Corp.* ..........................        964,060
      5,000  Google, Inc. Class A* .............................      2,302,400
     13,000  Nutri/System, Inc.* ...............................        824,070
                                                                  -------------
                                                                      4,090,530
             MACHINERY (2.6%)
      1,700  Actuant Corp. Class A .............................         81,005
     33,700  CNH Global NV .....................................        920,010
     16,000  Flowserve Corp.* ..................................        807,520
     21,300  Foster Wheeler Ltd.* ..............................      1,174,482
     38,400  Gardner Denver, Inc.* .............................      1,432,704
     28,125  Graco, Inc. .......................................      1,114,312
     19,900  IDEX Corp. ........................................        943,459
     31,000  Manitowoc Company, Inc. (The) .....................      1,842,330
     20,600  MSC Industrial Direct Co., Inc.
               Class A .........................................        806,490
     26,000  Roper Industries, Inc. ............................      1,306,240

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
     31,200  Terex Corp.* ......................................  $   2,014,896
      4,000  Watts Water Technologies, Inc.
               Class A .........................................        164,440
                                                                  -------------
                                                                     12,607,888
             MARITIME (0.4%)
      9,000  American Commercial Lines, Inc.* ..................        589,590
     34,000  Kirby Corp.* ......................................      1,160,420
                                                                  -------------
                                                                      1,750,010
             MEDICAL SERVICES (4.1%)
     24,000  Aetna, Inc. .......................................      1,036,320
     20,700  Coventry Health Care, Inc.* .......................      1,036,035
     24,000  DaVita, Inc.* .....................................      1,365,120
      4,000  Fresenius Medical Care AG & Co.
               KGaA ADR ........................................        177,720
     23,000  Healthways, Inc.* .................................      1,097,330
     23,000  Humana, Inc.* .....................................      1,272,130
     36,000  inVentiv Health, Inc.* ............................      1,272,600
     17,000  Laboratory Corporation of America
               Holdings* .......................................      1,248,990
     22,000  Manor Care, Inc. ..................................      1,032,240
     21,000  Pediatrix Medical Group, Inc.* ....................      1,026,900
     42,400  Psychiatric Solutions, Inc.* ......................      1,590,848
     36,000  Sierra Health Services, Inc.* .....................      1,297,440
     27,300  Sunrise Senior Living, Inc.* ......................        838,656
     29,850  UnitedHealth Group, Inc. ..........................      1,603,840
     34,400  VCA Antech, Inc.* .................................      1,107,336
     15,000  WellCare Health Plans, Inc.* ......................      1,033,500
     23,630  WellPoint, Inc.* ..................................      1,859,445
                                                                  -------------
                                                                     19,896,450
             MEDICAL SUPPLIES (5.5%)
     25,000  ArthroCare Corp.* .................................        998,000
     12,200  Bard (C.R.), Inc. .................................      1,012,234
     14,500  Becton Dickinson & Co. ............................      1,017,175
     14,600  Cytyc Corp.* ......................................        413,180
     32,000  Dade Behring Holdings, Inc. .......................      1,273,920
     37,000  DENTSPLY International, Inc. ......................      1,104,450
     24,800  DJO, Inc.* ........................................      1,061,936
     16,000  Haemonetics Corp.* ................................        720,320
     56,000  Henry Schein, Inc.* ...............................      2,742,880
     41,600  Hologic, Inc.* ....................................      1,966,848
     12,000  IDEXX Laboratories, Inc.* .........................        951,600
     23,600  Illumina, Inc.* ...................................        927,716
     24,000  Intuitive Surgical, Inc.* .........................      2,301,600
     22,000  Kyphon, Inc.* .....................................        888,800
     18,000  McKesson Corp. ....................................        912,600
     27,000  Owens & Minor, Inc. ...............................        844,290
     19,600  Palomar Medical Technologies,
               Inc.* ...........................................        993,132
     26,000  PolyMedica Corp. ..................................      1,050,660
     26,000  ResMed, Inc.* .....................................      1,279,720
     34,000  Respironics, Inc.* ................................      1,283,500
     20,000  Varian Medical Systems, Inc.* .....................        951,400
     21,400  Ventana Medical Systems, Inc.* ....................        920,842
     20,400  West Pharmaceutical Services, Inc. ................      1,045,092
                                                                  -------------
                                                                     26,661,895
             METALS & MINING DIVERSIFIED (0.5%)
     27,000  Allegheny Technologies, Inc. ......................      2,448,360
             METALS FABRICATING (0.2%)
     13,000  Harsco Corp. ......................................        989,300
             NATURAL GAS -- DISTRIBUTION (0.7%)
     18,000  AGL Resources, Inc. ...............................        700,380
     15,800  BG Group PLC ADR ..................................      1,081,352
     33,600  Southern Union Co. ................................        939,120
     31,000  UGI Corp. .........................................        845,680
                                                                  -------------
                                                                      3,566,532
             NATURAL GAS -- DIVERSIFIED (1.5%)
     32,000  Energen Corp. .....................................      1,502,080
     20,000  Equitable Resources, Inc. .........................        835,000
     10,000  Questar Corp. .....................................        830,500
     60,000  Southwestern Energy Co.* ..........................      2,103,000
     42,776  XTO Energy, Inc. ..................................      2,012,611
                                                                  -------------
                                                                      7,283,191
             OFFICE EQUIPMENT &
               SUPPLIES (0.4%)
     24,500  Office Depot, Inc.* ...............................        935,165


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
     45,000  Staples, Inc. .....................................  $   1,201,500
                                                                  -------------
                                                                      2,136,665
             OILFIELD SERVICES/
               EQUIPMENT (0.3%)
     22,000  FMC Technologies, Inc.* ...........................      1,355,860
      8,000  Helix Energy Solutions Group,
               Inc.* ...........................................        250,960
                                                                  -------------
                                                                      1,606,820
             PACKAGING & CONTAINER (0.4%)
      7,000  Ball Corp. ........................................        305,200
     34,000  CLARCOR, Inc. .....................................      1,149,540
     18,000  Jarden Corp.* .....................................        626,220
                                                                  -------------
                                                                      2,080,960
             PETROLEUM -- INTEGRATED (1.4%)
     50,000  Chesapeake Energy Corp. ...........................      1,452,500
     61,000  Denbury Resources, Inc.* ..........................      1,695,190
     34,800  Frontier Oil Corp. ................................      1,000,152
     16,000  Petroleo Brasileiro S.A. - Petrobras
               ADR .............................................      1,647,840
     16,000  Tesoro Corp. ......................................      1,052,320
                                                                  -------------
                                                                      6,848,002
             PETROLEUM -- PRODUCING (1.6%)
      8,600  CNOOC Ltd. ADR ....................................        813,818
     66,000  Range Resources Corp. .............................      1,812,360
     77,500  Tenaris S.A. ADR ..................................      3,866,475
     29,000  Unit Corp.* .......................................      1,405,050
                                                                  -------------
                                                                      7,897,703
             PHARMACY SERVICES (0.5%)
     20,000  Express Scripts, Inc.* ............................      1,432,000
     22,000  Longs Drug Stores Corp. ...........................        932,360
                                                                  -------------
                                                                      2,364,360
             POWER (0.5%)
     49,000  AES Corp. (The)* ..................................      1,079,960
     58,000  Covanta Holding Corp.* ............................      1,278,320
                                                                  -------------
                                                                      2,358,280
             PRECISION INSTRUMENT (0.8%)
     27,300  Applera Corporation - Applied
               Biosystems Group ................................      1,001,637
     15,400  Mettler Toledo International, Inc.* ...............      1,214,290
     38,000  Thermo Fisher Scientific, Inc.* ...................      1,721,020
                                                                  -------------
                                                                      3,936,947
             PUBLISHING (0.4%)
     18,700  Banta Corp. .......................................        680,680
     17,000  McGraw-Hill Cos, Inc. (The) .......................      1,156,340
                                                                  -------------
                                                                      1,837,020
             R.E.I.T. (2.3%)
      9,200  AvalonBay Communities, Inc. .......................      1,196,460
     16,000  BRE Properties, Inc. ..............................      1,040,320
     30,000  Brookfield Properties Co. .........................      1,179,900
      9,400  Essex Property Trust, Inc. ........................      1,214,950
     20,000  General Growth Properties, Inc. ...................      1,044,600
     13,000  Global Signal, Inc. ...............................        684,710
      7,958  Host Hotels & Resorts, Inc. .......................        195,369
      3,266  Kimco Realty Corp. ................................        146,807
     24,000  LaSalle Hotel Properties ..........................      1,100,400
     21,000  ProLogis ..........................................      1,276,170
      8,000  SL Green Realty Corp. .............................      1,062,240
     16,000  Starwood Hotels & Resorts
               Worldwide, Inc. .................................      1,000,000
                                                                  -------------
                                                                     11,141,926
             RAILROAD (1.2%)
     13,500  Burlington Northern Santa Fe Corp.                         996,435
     22,900  Canadian National Railway Co. .....................        985,387
     19,000  Canadian Pacific Railway Ltd. .....................      1,002,440
     22,500  Genesee & Wyoming, Inc.
               Class A* ........................................        590,400
     41,000  Kansas City Southern* .............................      1,188,180
     20,000  Norfolk Southern Corp. ............................      1,005,800
                                                                  -------------
                                                                      5,768,642
             RECREATION (0.7%)
     45,000  Pool Corp. ........................................      1,762,650


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              13

Value Line Premier Growth Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
     56,250  Shuffle Master, Inc.* .............................  $   1,473,750
                                                                  -------------
                                                                      3,236,400
             RESTAURANT (1.9%)
     27,000  Darden Restaurants, Inc. ..........................      1,084,590
     16,500  Panera Bread Co. Class A* .........................        922,515
     28,500  RARE Hospitality International,
               Inc.* ...........................................        938,505
    126,562  Sonic Corp.* ......................................      3,031,160
     27,000  Starbucks Corp.* ..................................        956,340
     24,376  Tim Hortons, Inc. .................................        705,929
     18,000  Wendy's International, Inc. .......................        595,620
     17,000  Yum! Brands, Inc. .................................        999,600
                                                                  -------------
                                                                      9,234,259
             RETAIL -- AUTOMOTIVE (0.2%)
     33,600  O'Reilly Automotive, Inc.* ........................      1,077,216
             RETAIL -- SPECIAL LINES (1.8%)
     45,000  Coach, Inc.* ......................................      1,933,200
     65,250  Coldwater Creek, Inc.* ............................      1,599,930
     22,500  Dick's Sporting Goods, Inc.* ......................      1,102,275
     46,400  Dress Barn, Inc. (The)* ...........................      1,082,512
     22,000  GameStop Corp. Class A* ...........................      1,212,420
     30,000  Men's Wearhouse, Inc. (The) .......................      1,147,800
     16,000  Pantry, Inc. (The)* ...............................        749,440
                                                                  -------------
                                                                      8,827,577
             RETAIL BUILDING SUPPLY (0.6%)
     28,000  Fastenal Co. ......................................      1,004,640
     38,000  Lowe's Cos, Inc. ..................................      1,183,700
      9,200  Tractor Supply Co.* ...............................        411,332
      8,700  Watsco, Inc. ......................................        410,292
                                                                  -------------
                                                                      3,009,964
             RETAIL STORE (1.2%)
     20,000  J.C. Penney Company, Inc. .........................      1,547,200
     33,000  Nordstrom, Inc. ...................................      1,628,220
     15,400  Sears Holdings Corp.* .............................      2,586,122
                                                                  -------------
             SECURITIES BROKERAGE (1.6%)
      8,000  Bear Stearns Companies, Inc. (The)                       1,302,240
      2,200  Chicago Mercantile Exchange
               Holdings, Inc. ..................................      1,121,450
      6,200  Goldman Sachs Group, Inc. (The) ...................      1,235,970
     28,000  Investment Technology Group, Inc.*                       1,200,640
     36,000  Jefferies Group, Inc. .............................        965,520
     13,000  Merrill Lynch & Co., Inc. .........................      1,210,300
     33,000  Raymond James Financial, Inc. .....................      1,000,230
                                                                  -------------
                                                                      8,036,350
             SEMICONDUCTOR (0.2%)
     21,000  FormFactor, Inc.* .................................        782,250
             SHOE (0.8%)
      9,000  Deckers Outdoor Corp.* ............................        539,550
     15,200  Genesco, Inc.* ....................................        566,960
     10,000  NIKE, Inc. Class B ................................        990,300
     26,000  Steven Madden Ltd. ................................        912,340
     35,000  Wolverine World Wide, Inc. ........................        998,200
                                                                  -------------
                                                                      4,007,350
             STEEL -- GENERAL (0.9%)
     11,000  Carpenter Technology Corp. ........................      1,127,720
     28,000  Commercial Metals Co. .............................        722,400
     11,500  IPSCO, Inc. .......................................      1,079,505
     22,000  Nucor Corp. .......................................      1,202,520
                                                                  -------------
                                                                      4,132,145
             TELECOMMUNICATION
               SERVICES (2.2%)
     35,750  American Tower Corp. Class A* .....................      1,332,760
      9,000  BT Group PLC ADR ..................................        539,010
     33,000  Crown Castle International Corp.* .................      1,065,900
     16,000  Equinix, Inc.* ....................................      1,209,920
      8,000  Millicom International Cellular
               S.A.* ...........................................        493,120
     39,000  NII Holdings, Inc. Class B* .......................      2,513,160
     25,500  OAO Vimpel-Communications
               ADR* ............................................      2,013,225


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
    116,000  Qwest Communications
               International, Inc.* ............................  $     970,920
     22,000  Time Warner Telecom, Inc.
               Class A* ........................................        438,460
                                                                  -------------
                                                                     10,576,475
             TELECOMMUNICATIONS
             EQUIPMENT (0.5%)
     22,700  Anixter International, Inc.* ......................      1,232,610
     34,000  CommScope, Inc.* ..................................      1,036,320
                                                                  -------------
                                                                      2,268,930
             THRIFT (0.6%)
     11,000  FirstFed Financial Corp.* .........................        736,670
     89,768  Hudson City Bancorp, Inc. .........................      1,245,980
     22,500  People's Bank .....................................      1,003,950
                                                                  -------------
                                                                      2,986,600
             TIRE & RUBBER (0.2%)
     12,200  Carlisle Companies, Inc. ..........................        957,700
             TOBACCO (0.2%)
     15,600  British American Tobacco PLC
               ADR .............................................        883,896
             TOILETRIES & COSMETICS (0.2%)
     34,800  Luxottica Group S.p.A. ADR ........................      1,067,316
             TRUCKING (0.9%)
      5,000  Forward Air Corp. .................................        144,650
     29,000  Hunt (J.B.) Transport Services, Inc. ..............        602,330
     44,700  Knight Transportation, Inc. .......................        762,135
     76,000  Landstar System, Inc. .............................      2,901,680
                                                                  -------------
                                                                      4,410,795
             UTILITY -- FOREIGN (0.0%)
      2,000  Scottish Power PLC ADR ............................        116,860
             WATER UTILITY (0.2%)
     40,000  Aqua America, Inc. ................................        911,200
             WIRELESS NETWORKING (0.4%)
     12,700  Itron, Inc.* ......................................        658,367
     43,000  SBA Communications Corp.
               Class A* ........................................      1,182,500
                                                                  -------------
                                                                      1,840,867
             TOTAL COMMON STOCKS
               AND TOTAL INVESTMENT
               SECURITIES (93.0%)
               (Cost $294,442,072) .............................  $ 455,657,923
                                                                  =============

 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.6%)
$16,400,000  With Morgan Stanley & Co.,
               4.60%, dated 12/29/06, due
               1/2/07, delivery value
               $16,408,382 (collateralized by
               $16,655,000 U.S. Treasury
               Notes 2.25%, due 2/15/07,
               with a value of $16,738,841) ....................  $  16,400,000
 16,000,000  With UBS Securities, LLC,
               4.50%, dated 12/29/06, due
               1/2/07, delivery value
               $16,008,000 (collateralized by
               $11,544,000 U.S. Treasury
               Notes 8.75%, due 8/15/20,
               with a value of $16,331,074) ....................     16,000,000
                                                                  -------------
             TOTAL REPURCHASE
               AGREEMENTS
               (Cost $32,400,000) ..............................    32,400,000
                                                                  -------------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.4%)                                        1,728,068
                                                                  -------------
NET ASSETS (100%)                                                 $ 489,785,991
                                                                  -------------
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($489,785,991 \ 18,408,419 shares
   outstanding)                                                   $       26.61
                                                                  -------------

*      Non-income producing.
ADR    American Depositary Receipt

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              15

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2006
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $294,442,072) ...................................       $ 455,657,923
Repurchase agreements (Cost - $32,400,000) .................          32,400,000
Cash .......................................................             135,331
Receivable for securities sold .............................           1,659,624
Receivable for capital shares sold .........................             915,849
Interest and dividends receivable ..........................             335,997
                                                                   -------------
     Total Assets ..........................................         491,104,724
                                                                   -------------
Liabilities:
Payable for securities purchased ...........................             311,756
Payable for capital shares repurchased .....................             431,543
Accrued expenses:
   Advisory fee ............................................             313,853
   Service and distribution plan fees payable ..............             104,618
   Directors' fees and expenses ............................               9,662
   Other ...................................................             147,301
                                                                   -------------
     Total Liabilities .....................................           1,318,733
                                                                   -------------
Net Assets .................................................       $ 489,785,991
                                                                   =============
Net assets consist of:
Capital stock, at $1.00 par value
   (authorized 100,000,000, outstanding
   18,408,419 shares) ......................................       $  18,408,419
Additional paid-in capital .................................         302,120,205
Undistributed net investment income ........................               1,537
Accumulated net realized gain on
   investments .............................................           8,040,272
Net unrealized appreciation of investments
   and foreign currency translations .......................         161,215,558
                                                                   -------------
Net Assets .................................................       $ 489,785,991
                                                                   =============
Net Asset Value, Offering and
   Redemption Price Per Outstanding
   Share ($489,785,991 \ 18,408,419
   shares outstanding) .....................................      $       26.61
                                                                  =============

 Statement of Operations
 for the Year Ended December 31, 2006
--------------------------------------------------------------------------------

Investment Income:
Dividends (Net of foreign withholding tax
   of $81,077) .............................................      $   4,053,770
Interest ...................................................          1,261,647
                                                                  -------------
     Total Income ..........................................          5,315,417
                                                                  -------------
Expenses:
Advisory fee ...............................................          3,542,261
Service and distribution plan fees .........................          1,180,754
Printing and postage .......................................            165,450
Transfer agent .............................................            154,500
Auditing and legal fees ....................................            146,199
Proxy Fee Expense ..........................................            110,000
Custodian fees .............................................            101,681
Insurance ..................................................             65,704
Registration and filing fees ...............................             55,875
Directors' fees and expenses ...............................             46,225
Telephone ..................................................              9,725
Other ......................................................             14,396
                                                                  -------------
   Total Expenses Before Custody Credits ...................          5,592,770
   Less: Custody Credits ...................................             (7,405)
                                                                  -------------
   Net Expenses ............................................          5,585,365
                                                                  -------------
Net Investment Loss ........................................           (269,948)
                                                                  -------------
Net Realized and Unrealized Gain/(Loss)
   on Investments and Foreign Exchange
   Transactions:
   Net Realized Gain .......................................         30,116,141
   Change in Net Unrealized Appreciation/
     (Depreciation) ........................................         17,238,314
                                                                  -------------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments and Foreign Exchange
   Transactions ............................................         47,354,455
                                                                  -------------
   Net Increase in Net Assets from
     Operations ............................................      $  47,084,507
                                                                  =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                            Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2006 and December 31, 2005
--------------------------------------------------------------------------------


                                                                               Year Ended            Year Ended
                                                                           December 31, 2006     December 31, 2005*
                                                                           -----------------     ------------------
Operations:
  Net investment loss .................................................      $    (269,948)         $    (225,386)
  Net realized gain on investments ....................................         30,116,141             24,671,770
  Change in net unrealized appreciation ...............................         17,238,314             20,178,559
                                                                             -------------          -------------
  Net increase in net assets from operations ..........................         47,084,507             44,624,943
                                                                             -------------          -------------
Distributions to Shareholders:
  Net realized gain on investment transactions ........................        (30,048,237)           (23,222,282)
                                                                             -------------          -------------
Capital Share Transactions:
  Proceeds from sale of shares ........................................        102,143,231             89,522,091
  Proceeds from reinvestment of distributions to shareholders .........         28,814,224             21,844,324
  Cost of shares repurchased ..........................................        (99,322,215)           (75,684,311)
                                                                             -------------          -------------
  Net increase from capital share transactions ........................         31,635,240             35,682,104
                                                                             -------------          -------------
Total Increase in Net Assets ..........................................         48,671,510             57,084,765
Net Assets:
  Beginning of year ...................................................        441,114,481            384,029,716
                                                                             -------------          -------------
  End of year .........................................................      $ 489,785,991          $ 441,114,481
                                                                             =============          =============
Undistributed net investment income, at end of year ...................      $       1,537          $       1,863
                                                                             =============          =============

*     Numbers were previously presented rounded to thousands.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              17

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Premier Growth Fund, Inc. (the "Fund") (formerly known as The Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a parrticular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.


--------------------------------------------------------------------------------
18

                                            Value Line Premier Growth Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(E) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F) Representations and Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

                                             Year Ended          Year Ended
                                         December 31, 2006     December 31, 2005
                                         -----------------     -----------------
Shares sold ..........................        3,766,825              3,562,820
Shares issued to
   shareholders in
   reinvestment of
   distributions .....................        1,079,194                852,200
                                           ------------           ------------
                                              4,846,019              4,415,020
Shares repurchased ...................       (3,665,496)            (3,034,292)
                                           ------------           ------------
Net increase .........................        1,180,523              1,380,728
                                           ============           ============
Distributions per
   share from net
   realized gains ....................     $     1.7309           $     1.4165
                                           ============           ============

3.     Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:


                                                                  Year Ended
                                                               December 31, 2006
                                                               -----------------
Purchases:
   Investment Securities .................................       $ 169,293,111
                                                                 =============
Sales
   Investment Securities .................................       $ 177,812,703
                                                                 =============


--------------------------------------------------------------------------------
                                                                              19

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements                                  December 31, 2006
--------------------------------------------------------------------------------

4.    Income Taxes

At December 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes .....................        $ 326,858,001
                                                                  =============
Gross tax unrealized appreciation ........................        $ 162,808,625
Gross tax unrealized depreciation ........................           (1,608,703)
                                                                  -------------
Net tax unrealized appreciation on
   investments ...........................................        $ 161,199,922
                                                                  =============
Undistributed long-term gain .............................        $   8,060,522
                                                                  -------------

Net unrealized gain (loss) differs for financial statements and tax purposes primarily due to wash sales.

The tax composition of distributions to shareholders for the years ended December 31, 2006 and December 31, 2005 were all from net long-term capital gains.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund increased undistributed net investment income by approximately $269,622, decreased accumulated net realized gain by approximately $89,571, and decreased additional paid-in-capital by $180,051. Net assets were not affected by this reclassification. These reclasses are primarily due to differing treatments of net operating losses for tax purposes.

5. Investment Advisory Fee, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $3,542,261 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2006. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds' respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2006, fees amounting to $1,180,754 were paid or payable to the Distributor under this Plan.

For the year ended December 31, 2006, the Fund's expenses were reduced by $7,405 under a custody credit agreement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 51,367 shares of the Fund's capital stock, representing less than 1% of the outstanding shares at December 31, 2006. In addition, the officers and directors of the Fund as a group owned 1,139 shares of the Fund, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
20

                                            Value Line Premier Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                                Years Ended December 31,
                                                        -----------------------------------------------------------------------
                                                            2006           2005           2004          2003           2002
                                                        -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of year ...................  $     25.60    $     24.23    $     20.84    $     16.08    $     18.95
                                                        -----------    -----------    -----------    -----------    -----------
Income (loss) from Investment Operations:
 Net investment loss .................................        (0.01)         (0.01)         (0.06)         (0.04)         (0.05)
 Net gains or losses on securities (both
  realized and unrealized) ...........................         2.75           2.80           3.89           4.80          (2.82)
                                                        -----------    -----------    -----------    -----------    -----------
 Total income from investment operations .............         2.74           2.79           3.83           4.76          (2.87)
                                                        -----------    -----------    -----------    -----------    -----------
Less distributions:
 Distributions from net realized gains ...............        (1.73)         (1.42)         (0.44)          --             --
                                                        -----------    -----------    -----------    -----------    -----------
Net asset value, end of year .........................  $     26.61    $     25.60    $     24.23    $     20.84    $     16.08
                                                        ===========    ===========    ===========    ===========    ===========
Total return .........................................        10.68%         11.49%         18.42%         29.60%        (15.15)%
                                                        ===========    ===========    ===========    ===========    ===========
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ...............  $   489,786    $   441,114    $   384,030    $   309,825    $   242,394
Ratio of expenses to average net assets(1) ...........         1.18%          1.13%          1.15%          1.18%          1.20%
Ratio of net investment loss to average
 net assets ..........................................        (0.06)%        (0.06)%        (0.31)%        (0.21)%        (0.31)%
Portfolio turnover rate ..............................           38%            44%            54%            52%            66%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the years ended December 31, 2006, 2005, 2004, 2003 and 2002.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              21

Value Line Premier Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Premier Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Premier Growth Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York



February 26, 2007


--------------------------------------------------------------------------------
22

                                            Value Line Premier Growth Fund, Inc.

Federal Tax Status of Distributions (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
During the calendar year 2006, the Fund distributed $30,048,237 of long-term capital gain to its shareholders.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              23

Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
24

Value Line Premier Growth Fund, Inc.

--------------------------------------------------------------------------------



                    [This page is intentionally left blank.]



--------------------------------------------------------------------------------
                                                                              25

Value Line Premier Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                                       Other
                                                    Length of     Principal Occupation                 Directorships
Name, Address, and Age       Position               Time Served   During the Past 5 Years              Held by Director
------------------------------------------------------------------------------------------------------------------------
Interested Director*

Jean Bernhard Buttner        Chairman of the        Since 1983    Chairman, President and Chief        Value Line, Inc.
Age 72                       Board of Directors                   Executive Officer of Value Line,
                             and President                        Inc. (the "Adviser") and Value
                                                                  Line Publishing, Inc. Chairman
                                                                  and President of each of the 14
                                                                  Value Line Funds and Value Line
                                                                  Securities, Inc. (the
                                                                  "Distributor").
------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors

John W. Chandler             Director               Since 1991    Consultant, Academic Search          None
18 Victoria Lane                                                  Consultation Service, Inc.,
Lanesboro, MA 01237                                               (1994-2004); Trustee Emeritus
Age 83                                                            and Chairman (1993-1994) of the
                                                                  Board of Trustees of Duke
                                                                  University; President Emeritus,
                                                                  Williams College.
------------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director               Since 2000    Customer Support Analyst, Duke       None
4921 Buckingham Drive                                             Power Company.
Charlotte, NC 28209
Age 65
------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director               Since 2000    Professor of History,                Berkshire Life
54 Scott Hill Road                                                Williams College, (1961 to 2002);    Insurance
Williamstown, MA 01267                                            Professor Emeritus since 2002.       Company
Age 75                                                            President Emeritus since 1994        of America
                                                                  and President, (1985-1994);
                                                                  Chairman (1993-1997) and
                                                                  Interim President (2002-2003) of
                                                                  the American Council of Learned
                                                                  Societies. Trustee since 1997 and
                                                                  Chairman of the Board since
                                                                  2005, National Humanities Center.
------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 71                                                            College since 1999 and President,
                                                                  (1987-1998).


--------------------------------------------------------------------------------
26

                                            Value Line Premier Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------


                                                                                                       Other
                                                    Length of     Principal Occupation                 Directorships
Name, Address, and Age       Position               Time Served   During the Past 5 Years              Held by Director
------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1983    Chairman, Institute for              A. Schulman Inc.
169 Pompano St.                                                   Political Economy.                   (plastics)
Panama City Beach, FL 32413
Age 68
------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Adviser,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since 2004; Senior Financial
Age 58                                                            Advisor, Hawthorn, (2001-2004).
------------------------------------------------------------------------------------------------------------------------
Officers

David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 49                       Secretary and Chief                  Compliance Officer of the
                             Compliance Officer                   Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary, and Chief
                                                                  Compliance Officer of each of the
                                                                  14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer              Since 2005    Controller of the Adviser until
Age 47                                                            2003; Chief Financial Officer of
                                                                  the Adviser, (2003-2005);
                                                                  Treasurer of the Adviser since
                                                                  2005. Treasurer of each of the 14
                                                                  Value Line Funds.
------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 53                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.
------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address f or each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
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

Value Line Premier Growth Fund, Inc.

                         The Value Line Family of Funds
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1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).


1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.


1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.


1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


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28

INVESTMENT ADVISER      Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

DISTRIBUTOR             Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

CUSTODIAN BANK          State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

SHAREHOLDER             State Street Bank and Trust Co.
SERVICING AGENT         c/o BFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

INDEPENDENT             PricewaterhouseCoopers LLP
REGISTERED PUBLIC       300 Madison Avenue
ACCOUNTING FIRM         New York, NY 10017

LEGAL COUNSEL           Peter D. Lowenstein, Esq.
                        496 Valley Road
                        Cos Cob, CT 06807

DIRECTORS               Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Nancy-Beth Sheerr

OFFICERS                Jean Bernhard Buttner
                        Chairman and President
                        David T. Henigson
                        Vice President/Secretary/
                        Chief Compliance Officer
                        Stephen R. Anastasio
                        Treasurer
                        Howard A. Brecher
                        Assistant Secretary/
                        Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                        #537651

Item 2.  Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

      (a)   Audit Fees 2006 - $56,452

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 -$10,514

      (d)   All Other Fees -None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 -$10,514

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President


Date: March 12, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: March 12, 2007
      --------------